CVT
Investment Grade Bond Index Portfolio
September 30, 2025
Schedule of Investments (Unaudited)

Corporate Bonds — 25.1%

Security	Principal Amount (000’s omitted)	Value
Basic Materials — 0.5%
ArcelorMittal SA, 6.55%, 11/29/27	$150	$ 156,540
Barrick North America Finance LLC, 5.75%, 5/1/43	100	103,604
BHP Billiton Finance USA Ltd., 5.125%, 2/21/32	100	103,689
Dow Chemical Co., 4.375%, 11/15/42	100	81,578
LYB International Finance BV, 5.25%, 7/15/43	100	89,721
		$ 535,132
Communications — 1.4%
AT&T, Inc.:
4.90%, 6/15/42	$200	$179,789
5.45%, 3/1/47	600	580,551
Charter Communications Operating LLC/Charter Communications Operating Capital, 6.384%, 10/23/35	175	183,404
Comcast Corp.:
2.937%, 11/1/56	98	58,207
4.00%, 3/1/48	50	39,185
4.15%, 10/15/28	100	100,314
Motorola Solutions, Inc., 2.30%, 11/15/30	100	90,425
NBCUniversal Media LLC, 4.45%, 1/15/43	123	107,534
Verizon Communications, Inc., 2.875%, 11/20/50	150	95,815
Walt Disney Co., 5.40%, 10/1/43	100	101,581
		$1,536,805
Consumer, Cyclical — 1.6%
Choice Hotels International, Inc., 3.70%, 1/15/31	$250	$234,141
Dollar General Corp., 4.125%, 4/3/50	200	158,379
General Motors Co., 5.00%, 4/1/35	500	487,331
Lowe's Cos., Inc., 5.625%, 4/15/53	150	149,271
Starbucks Corp., 3.75%, 12/1/47	250	190,094
Tapestry, Inc., 4.125%, 7/15/27	300	299,834
Volkswagen Group of America Finance LLC, 4.85%, 8/15/27(1)	250	252,330
		$1,771,380
Consumer, Non-cyclical — 4.5%
AbbVie, Inc., 3.20%, 11/21/29	$300	$289,510
Alcon Finance Corp., 3.00%, 9/23/29(1)	350	333,755
Anheuser-Busch InBev Finance, Inc., 4.625%, 2/1/44	750	686,186
Block Financial LLC, 3.875%, 8/15/30	150	144,585
CVS Health Corp., 4.30%, 3/25/28	110	110,088
CVS Pass-Through Trust, 6.036%, 12/10/28	30	31,027
DENTSPLY SIRONA, Inc., 3.25%, 6/1/30	400	368,154
Global Payments, Inc., 2.15%, 1/15/27	200	194,950
HCA, Inc., 5.90%, 6/1/53	200	197,603
Kroger Co., 3.875%, 10/15/46	250	194,676
Laboratory Corp. of America Holdings, 2.95%, 12/1/29	100	94,843
Molson Coors Beverage Co., 5.00%, 5/1/42	100	93,511
Pfizer, Inc., 4.40%, 5/15/44	500	446,059
Quanta Services, Inc., 2.90%, 10/1/30	200	186,891
Security	Principal Amount (000’s omitted)	Value
Consumer, Non-cyclical (continued)
Solventum Corp., 5.90%, 4/30/54(2)	$195	$ 200,460
STERIS Irish FinCo UnLtd Co., 3.75%, 3/15/51	100	73,654
Sysco Corp., 5.95%, 4/1/30	250	265,077
Takeda Pharmaceutical Co. Ltd., 3.175%, 7/9/50	400	270,947
Triton Container International Ltd., 2.05%, 4/15/26(1)	300	296,258
UnitedHealth Group, Inc., 5.625%, 7/15/54	100	99,529
Viatris, Inc., 2.30%, 6/22/27	250	240,742
Zoetis, Inc., 4.70%, 2/1/43	100	92,569
		$4,911,074
Energy — 2.1%
BP Capital Markets America, Inc., 3.633%, 4/6/30	$200	$195,989
Colonial Pipeline Co., 6.58%, 8/28/32(1)	100	106,753
Energy Transfer LP:
6.00%, 2/1/29(1)	100	101,427
6.20%, 4/1/55	200	201,337
Northern Natural Gas Co., 3.40%, 10/16/51(1)	327	224,166
Shell Finance U.S., Inc.:
4.125%, 5/11/35	500	480,417
4.55%, 8/12/43	100	90,808
TransCanada PipeLines Ltd., 4.875%, 1/15/26	550	550,099
TransContinental Gas Pipe Line Co. LLC, 4.45%, 8/1/42	100	87,891
Williams Cos., Inc., 5.30%, 8/15/28	100	103,131
Woodside Finance Ltd., 5.70%, 5/19/32	150	155,832
		$2,297,850
Financial — 7.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.00%, 10/29/28	$200	$192,799
Alexandria Real Estate Equities, Inc., 4.00%, 2/1/50	300	230,462
Ally Financial, Inc., 2.20%, 11/2/28	250	233,722
Americold Realty Operating Partnership LP, 5.60%, 5/15/32	50	50,648
Arthur J Gallagher & Co., 5.75%, 3/2/53	150	149,514
Bank of America Corp.:
2.592% to 4/29/30, 4/29/31(3)	500	463,489
2.687% to 4/22/31, 4/22/32(3)	200	182,242
4.244% to 4/24/37, 4/24/38(3)	250	233,224
Beacon Funding Trust, 6.266%, 8/15/54(1)	100	102,533
Capital One Financial Corp., 5.817% to 2/1/33, 2/1/34(3)	150	157,354
Citigroup, Inc.:
2.561% to 5/1/31, 5/1/32(3)	225	202,845
4.075% to 4/23/28, 4/23/29(3)	500	498,850
EPR Properties:
4.50%, 6/1/27	200	200,203
4.95%, 4/15/28	100	100,796
Goldman Sachs Group, Inc.:
2.383% to 7/21/31, 7/21/32(3)	500	446,387
6.75%, 10/1/37	100	112,087
High Street Funding Trust III, 5.807%, 2/15/55(1)	100	100,092
HSBC Holdings PLC, 2.848% to 6/4/30, 6/4/31(3)	400	372,005

CVT
Investment Grade Bond Index Portfolio
September 30, 2025
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value
Financial (continued)
Invitation Homes Operating Partnership LP, 2.30%, 11/15/28	$250	$ 236,094
JPMorgan Chase & Co.:
3.109% to 4/22/50, 4/22/51(3)	300	207,601
5.717% to 9/14/32, 9/14/33(3)	500	528,990
Kimco Realty OP LLC, 4.45%, 9/1/47	200	172,183
MetLife, Inc., 4.875%, 11/13/43	100	94,391
Morgan Stanley, 5.00%, 11/24/25(4)	150	150,116
National Australia Bank Ltd., 6.429%, 1/12/33(1)	300	326,840
NNN REIT, Inc., 5.60%, 10/15/33	100	104,679
Peachtree Corners Funding Trust II, 6.012%, 5/15/35(1)	100	105,030
Phillips Edison Grocery Center Operating Partnership I LP, 5.25%, 8/15/32	50	51,131
Piedmont Operating Partnership LP, 3.15%, 8/15/30	150	136,375
PNC Bank NA, 2.70%, 10/22/29	250	235,283
PNC Financial Services Group, Inc., 5.575% to 1/29/35, 1/29/36(3)	150	156,567
Simon Property Group LP, 2.65%, 7/15/30	150	139,750
State Street Corp., 6.123% to 11/21/33, 11/21/34(3)	300	324,815
U.S. Bancorp, 3.10%, 4/27/26	250	248,669
Wells Fargo & Co.:
3.196% to 6/17/26, 6/17/27(3)	250	248,261
5.389% to 4/24/33, 4/24/34(3)	250	259,846
Westpac Banking Corp., 3.35%, 3/8/27	200	198,677
Wynnton Funding Trust, 5.251%, 8/15/35(1)	100	100,875
		$8,055,425
Industrial — 3.0%
BNSF Funding Trust I, 6.613% to 1/15/26, 12/15/55(3)	$540	$542,717
Boeing Co.:
2.196%, 2/4/26	300	297,766
3.20%, 3/1/29	150	144,780
5.15%, 5/1/30	100	102,650
Canadian Pacific Railway Co., 4.70%, 5/1/48	200	178,712
Carrier Global Corp., 3.577%, 4/5/50	127	94,807
Deere & Co., 6.55%, 10/1/28	250	267,538
Flex Ltd., 4.875%, 5/12/30	250	252,543
GATX Corp., 3.10%, 6/1/51	150	97,323
Lennox International, Inc., 1.70%, 8/1/27	300	286,910
Parker-Hannifin Corp., 3.25%, 3/1/27	200	197,924
Roper Technologies, Inc., 2.95%, 9/15/29	250	238,339
RTX Corp., 4.50%, 6/1/42	100	90,480
United Parcel Service, Inc., 6.20%, 1/15/38	250	275,907
Waste Management, Inc., 5.35%, 10/15/54	200	197,240
		$3,265,636
Technology — 1.8%
Broadcom, Inc.:
3.137%, 11/15/35(1)	$500	$432,765
3.419%, 4/15/33(1)	200	185,168
Dell International LLC/EMC Corp., 5.30%, 10/1/29	250	258,213
Security	Principal Amount (000’s omitted)	Value
Technology (continued)
Intel Corp., 4.875%, 2/10/28	$200	$ 203,068
Kyndryl Holdings, Inc., 2.70%, 10/15/28	350	333,677
Oracle Corp.:
2.65%, 7/15/26	150	148,276
3.60%, 4/1/50	400	281,786
Vmware LLC, 2.20%, 8/15/31	200	176,469
		$ 2,019,422
Utilities — 2.8%
DTE Electric Co., 2.25%, 3/1/30(2)	$300	$277,001
Duke Energy Corp., 3.15%, 8/15/27	500	492,195
Duke Energy Florida LLC, 6.20%, 11/15/53	250	273,699
Florida Power & Light Co., 5.60%, 6/15/54	200	204,778
Indianapolis Power & Light Co., 5.70%, 4/1/54(1)	350	352,742
ITC Holdings Corp., 4.95%, 9/22/27(1)	300	303,646
Louisville Gas & Electric Co., 5.85%, 8/15/55	75	77,188
Pacific Gas & Electric Co., 5.90%, 10/1/54	150	146,383
PacifiCorp, 4.10%, 2/1/42	100	82,979
Public Service Electric and Gas Co., 3.95%, 5/1/42	1,000	841,803
		$3,052,414
Total Corporate Bonds (identified cost $28,953,776)		$27,445,138

Sovereign Government Bonds — 0.4%

Security	Principal Amount (000’s omitted)	Value
Mexico — 0.4%
Mexico Government International Bonds, 5.55%, 1/21/45	$500	$ 467,075
		$ 467,075
Total Sovereign Government Bonds (identified cost $497,889)		$ 467,075

Taxable Municipal Obligations — 0.9%

Security	Principal Amount (000's omitted)	Value
General Obligations — 0.9%
New York, NY, 3.60%, 8/1/28	$1,000	$ 990,760
Total Taxable Municipal Obligations (identified cost $996,896)		$ 990,760

CVT
Investment Grade Bond Index Portfolio
September 30, 2025
Schedule of Investments (Unaudited) — continued

U.S. Government Agencies and Instrumentalities — 2.5%

Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.:
6.25%, 7/15/32	$850	$ 965,408
6.75%, 3/15/31	1,000	1,143,550
Federal National Mortgage Association:
0.875%, 8/5/30	600	524,753
5.625%, 7/15/37	100	110,715
Total U.S. Government Agencies and Instrumentalities (identified cost $2,806,120)		$ 2,744,426

U.S. Government Agency Mortgage-Backed Securities — 25.9%

Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.:
2.00%, with various maturities to 2052	$5,327	$ 4,428,007
2.50%, with various maturities to 2051	1,833	1,622,360
3.00%, with various maturities to 2052	1,151	1,027,000
3.50%, with various maturities to 2048	286	271,316
4.00%, with various maturities to 2052	615	588,374
4.50%, with various maturities to 2044	722	722,073
5.00%, with various maturities to 2054	748	754,192
6.00%, with various maturities to 2040	25	26,623
6.50%, 10/1/37	11	12,014
Federal National Mortgage Association:
1.50%, 9/1/35	399	360,133
2.00%, with various maturities to 2051	4,009	3,385,600
2.50%, with various maturities to 2052	4,135	3,630,432
3.00%, with various maturities to 2052	4,373	3,940,533
3.50%, with various maturities to 2052	2,640	2,466,294
4.00%, with various maturities to 2047	930	900,450
4.50%, with various maturities to 2044	646	646,912
5.00%, with various maturities to 2038	309	313,790
5.50%, with various maturities to 2038	118	122,242
6.00%, with various maturities to 2038	120	125,389
6.081%, (1 yr. RFUCCT + 1.456%), 9/1/38(5)	39	40,248
6.50%, 9/1/36	8	8,699
Government National Mortgage Association:
2.50%, with various maturities to 2052	2,276	1,955,266
3.00%, 3/20/51	267	239,441
4.00%, with various maturities to 2042	407	394,704
4.50%, 7/20/33	28	27,791
5.00%, with various maturities to 2039	155	158,677
5.50%, 7/20/34	18	18,059
Security	Principal Amount (000's omitted)	Value
Government National Mortgage Association: (continued)
6.00%, with various maturities to 2038	$104	$ 108,416
Total U.S. Government Agency Mortgage-Backed Securities (identified cost $31,614,221)		$ 28,295,035

U.S. Treasury Obligations — 43.4%

Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bonds:
1.125%, 8/15/40	$500	$ 315,508
1.375%, 8/15/50	1,000	503,105
1.625%, 11/15/50	800	429,469
1.875%, 2/15/51	1,600	914,281
2.00%, 8/15/51	800	468,891
2.25%, 8/15/49	650	415,035
2.375%, 5/15/51	875	563,145
3.00%, 5/15/47	1,000	761,641
3.00%, 8/15/52	280	204,854
3.125%, 11/15/41	1,000	833,281
3.125%, 8/15/44	1,500	1,201,465
3.125%, 5/15/48	750	578,525
3.50%, 2/15/39	350	320,387
3.625%, 2/15/53	325	268,760
3.75%, 11/15/43	1,100	974,316
3.875%, 8/15/40	300	279,785
4.25%, 2/15/54	600	553,992
4.375%, 11/15/39	760	754,166
4.375%, 5/15/41	700	688,051
4.50%, 5/15/38	400	408,766
U.S. Treasury Notes:
0.375%, 11/30/25	2,000	1,987,894
0.375%, 1/31/26	1,000	988,179
0.375%, 7/31/27	300	282,873
0.50%, 8/31/27	750	707,065
0.625%, 5/15/30	300	260,842
0.625%, 8/15/30	1,000	862,324
0.875%, 11/15/30	250	216,807
1.125%, 2/29/28	500	471,553
1.125%, 8/31/28	200	186,273
1.125%, 2/15/31	1,100	961,447
1.25%, 4/30/28	1,950	1,837,380
1.25%, 9/30/28	150	139,937
1.25%, 8/15/31	1,300	1,124,551
1.50%, 8/15/26	200	196,145
1.50%, 11/30/28	1,350	1,264,280
1.50%, 2/15/30	1,400	1,277,008
1.625%, 9/30/26	800	783,883

CVT
Investment Grade Bond Index Portfolio
September 30, 2025
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
U.S. Treasury Notes: (continued)
1.75%, 1/31/29	$350	$ 329,335
2.25%, 3/31/26	1,000	992,314
2.25%, 2/15/27	2,400	2,354,578
2.25%, 11/15/27	2,550	2,479,427
2.625%, 2/15/29	1,200	1,161,281
2.75%, 2/15/28	200	196,066
2.75%, 8/15/32	825	767,057
2.875%, 5/15/28	425	417,114
2.875%, 8/15/28	300	293,918
2.875%, 5/15/32	725	681,741
3.125%, 11/15/28	1,150	1,132,660
3.125%, 8/31/29	1,100	1,077,678
3.375%, 5/15/33	425	408,299
3.50%, 1/31/30	225	223,132
3.50%, 4/30/30	500	495,313
3.50%, 2/15/33	650	631,135
3.75%, 8/31/26	500	500,060
3.75%, 5/31/30	650	650,571
3.875%, 9/30/29	150	151,052
3.875%, 12/31/29	350	352,304
3.875%, 8/15/33	400	396,789
4.00%, 1/15/27	200	200,781
4.00%, 2/29/28	600	605,379
4.00%, 4/30/32	150	150,899
4.125%, 10/31/26	1,100	1,104,855
4.125%, 1/31/27	600	603,316
4.125%, 7/31/31	500	507,695
4.125%, 11/15/32	1,175	1,188,815
4.25%, 8/15/35	350	352,871
4.50%, 12/31/31	400	413,945
4.50%, 11/15/33	400	413,648
4.625%, 6/15/27	500	508,018
4.625%, 4/30/31	530	551,800
4.875%, 10/31/30	200	210,270
Total U.S. Treasury Obligations (identified cost $50,929,549)		$47,489,980

Short-Term Investments — 1.3%
Affiliated Fund — 1.0%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.05%(6)	1,115,237	$ 1,115,237
Total Affiliated Fund (identified cost $1,115,237)		$ 1,115,237
Securities Lending Collateral — 0.3%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 4.18%(7)	280,665	$ 280,665
Total Securities Lending Collateral (identified cost $280,665)		$ 280,665
Total Short-Term Investments (identified cost $1,395,902)		$ 1,395,902
Total Investments — 99.5% (identified cost $117,194,353)		$108,828,316
Other Assets, Less Liabilities — 0.5%		$ 562,606
Net Assets — 100.0%		$109,390,922

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At September 30, 2025, the aggregate value of these securities is $3,324,380 or 3.0% of the Fund's net assets.
(2)	All or a portion of this security was on loan at September 30, 2025. The aggregate market value of securities on loan at September 30, 2025 was $467,495 and the total market value of the collateral received by the Fund was $484,022, comprised of cash of $280,665 and U.S. government and/or agencies securities of $203,357.
(3)	Security converts to variable rate after the indicated fixed-rate coupon period.
(4)	Represents an investment in an issuer that is deemed to be an affiliate.
(5)	Adjustable rate mortgage security whose interest rate generally adjusts monthly based on a weighted average of interest rates on the underlying mortgages. The coupon rate may not reflect the applicable index value as interest rates on the underlying mortgages may adjust on various dates and at various intervals and may be subject to lifetime ceilings and lifetime floors and lookback periods. Rate shown is the coupon rate at September 30, 2025.
(6)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of September 30, 2025.
(7)	Represents investment of cash collateral received in connection with securities lending.

Abbreviations:
RFUCCT	– FTSE USD IBOR Consumer Cash Fallbacks Term

CVT
Investment Grade Bond Index Portfolio
September 30, 2025
Schedule of Investments (Unaudited) — continued

The Fund did not have any open derivative instruments at September 30, 2025.
Affiliated Investments
At September 30, 2025, the value of the Fund's investment in affiliated issuers and in funds that may be deemed to be affiliated was $1,265,353, which represents 1.2% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended September 30, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount ($)/ Shares, end of period
Corporate Bonds
Morgan Stanley, 5.00%, 11/24/25	$ 150,318	$ —	$ —	$ —	$197	$ 150,116	$ 5,226	$ 150,000
Short-Term Investments
Liquidity Fund, Institutional Class(1)	1,789,375	16,690,938	(17,365,076)	—	—	1,115,237	36,878	1,115,237
Total				$ —	$197	$1,265,353	$42,104

(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of September 30, 2025, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$ —	$27,445,138	$ —	$27,445,138
Sovereign Government Bonds	—	467,075	—	467,075
Taxable Municipal Obligations	—	990,760	—	990,760
U.S. Government Agencies and Instrumentalities	—	2,744,426	—	2,744,426
U.S. Government Agency Mortgage-Backed Securities	—	28,295,035	—	28,295,035
U.S. Treasury Obligations	—	47,489,980	—	47,489,980
Short-Term Investments:
Affiliated Fund	1,115,237	—	—	1,115,237
Securities Lending Collateral	280,665	—	—	280,665
Total Investments	$1,395,902	$107,432,414	$ —	$108,828,316
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.